UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® California Municipal Money Market Fund

Semi-Annual Report
August 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance August 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® California Municipal Money Market Fund	1.21%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2022, the most recent period shown in the table, would have been 1.18% for Fidelity® California Municipal Money Market Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	84.1
8 - 30	1.4
31 - 60	10.7
61 - 90	1.5
91 - 180	0.4
> 180	1.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.4)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 28.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.85% 9/7/22, VRDN (b)(c)	7,161	7,161
West Jefferson Indl. Dev. Series 2008, 1.79% 9/7/22, VRDN (b)	1,400	1,400
TOTAL ALABAMA		8,561
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.85% 9/7/22, VRDN (b)(c)	3,000	3,000
Series 2002, 1.95% 9/7/22, VRDN (b)(c)	6,800	6,800
TOTAL ARKANSAS		9,800
California - 24.9%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.71% 9/7/22, LOC BNP Paribas SA, VRDN (b)(c)	3,375	3,375
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2007 D2, 1.44% 9/7/22, LOC Bank of America NA, VRDN (b)	20,000	20,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.88% 9/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	9,845	9,845
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 1.69% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	35,715	35,708
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.95% 9/1/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,200	1,200
(Maple Square Apt. Proj.) Series AA, 1.75% 9/7/22, LOC Citibank NA, VRDN (b)(c)	4,455	4,455
(Terraces at Park Marino Proj.) Series I, 1.76% 9/7/22, LOC Bank of The West San Francisco, VRDN (b)(c)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.65% 9/7/22, LOC Citibank NA, VRDN (b)(c)	5,930	5,930
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.65% 9/7/22, LOC Citibank NA, VRDN (b)(c)	2,100	2,100
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.47% 9/7/22, LOC Bank of America NA, VRDN (b)(e)	21,500	21,500
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) Series 2004 F, 1.65% (b)(c)	5,056	5,056
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Delta Village Apts. Proj.) Series A, 1.75% 9/7/22, LOC Citibank NA, VRDN (b)(c)	4,700	4,700
Series 2017 A, 1.7% 9/7/22, LOC Bank of America NA, VRDN (b)	2,400	2,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 1.25% 9/7/22, LOC Bank of America NA, VRDN (b)(c)	10,300	10,300
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.65% 9/7/22, LOC Citibank NA, VRDN (b)(c)	300	300
(Mission Creek Cmnty. Proj.) Series B, 1.65% 9/7/22, LOC Citibank NA, VRDN (b)(c)	3,155	3,155
(Ocean Beach Apts. Proj.) Series B, 1.47% 9/7/22, LOC Citibank NA, VRDN (b)(c)	3,730	3,730
Series 2000 G, 1.47% 9/7/22, LOC Citibank NA, VRDN (b)(c)	840	840
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 1.6% 9/7/22, LOC Freddie Mac, VRDN (b)(c)	20,000	20,000
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.68% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	15,000	15,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Salvation Army S.F. Proj.) Series 2003 EEE, 1.64% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	8,805	8,805
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.82% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.61% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	18,600	18,600
(Wood Canyon Villas Proj.) Series 2001 E, 1.61% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	13,800	13,800
San Jose Multi-family Hsg. Rev. (Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.82% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	16,500	16,500
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	14,545	14,545
(Shaffer Road Apts. Proj.) Series A, 1.73% 9/7/22, LOC Fannie Mae, VRDN (b)(c)	4,900	4,900
TOTAL CALIFORNIA		281,214
Kansas - 0.6%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 1.65% 9/7/22, VRDN (b)(f)	3,040	3,040
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.69% 9/7/22, VRDN (b)	2,300	2,300
Series 2007 B, 1.69% 9/7/22, VRDN (b)	1,100	1,100
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	700	700
TOTAL KANSAS		7,140
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.95% 9/7/22, VRDN (b)	700	700
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.85% 9/7/22, VRDN (b)(c)	300	300
Texas - 0.3%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 1.85% 9/7/22, VRDN (b)(c)	3,450	3,450
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 1.75% 9/7/22, VRDN (b)(c)	6,800	6,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $317,965)		317,965

Tender Option Bond - 54.7%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 53.0%
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series XF 11 48, 1.76% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	4,000	4,000
Allan-Hancock Joint Cmnty. College District Participating VRDN Series XF 07 69, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,290	1,290
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,700	5,700
California Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XM 09 66, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	7,000	7,000
California Gen. Oblig. Participating VRDN:
Series XF 13 30, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,300	1,300
Series XF 13 51, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100	2,100
Series XF 29 82, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	1,825	1,825
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 00 07, 1.67%, tender 11/9/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,035	5,035
Participating VRDN:
Series 15 XF0120, 1.73% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	11,700	11,700
Series 15 XF2119, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	7,995	7,995
Series 17 04, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	54,130	54,130
Series 2017 XF 2048, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	2,400	2,400
Series 2017 XF 2417, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,800	3,800
Series 2017, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,800	4,800
Series BC 22 013, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,900	3,900
Series BC 22 015, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,800	2,800
Series DB 15 XF 0234, 1.75% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	6,600	6,600
Series DBE 80 11, 1.81% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	18,090	18,090
Series Floaters 013, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	27,485	27,485
Series Floaters XF 06 08, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	7,825	7,825
Series Floaters XF 06 22, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,490	2,490
Series Floaters XF 06 33, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	1,500	1,500
Series Floaters XF 07 62, 1.75% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300	2,300
Series Floaters XF 24 67, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,900	1,900
Series Floaters XF 25 95, 1.75% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,900	4,900
Series Floaters XG 01 04, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,100	1,100
Series Floaters XG 01 41, 1.73% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,000	6,000
Series Floaters ZM 05 02, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,500	1,500
Series MIZ 91 02, 1.1% 9/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	8,400	8,400
California Muni. Fin. Auth. Participating VRDN Series XF 28 63, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,600	4,600
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XG 02 30, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	3,740	3,740
California State Univ. Rev. Participating VRDN Series XM 10 00, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,500	1,500
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,650	8,650
Series 2021 XF 11 28, 1.74% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,800	2,800
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,320	2,320
Chaffey Unified High School District Participating VRDN:
Series Floaters ZM 05 85, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	2,000	2,000
Series XF 13 44, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	1,460	1,460
Chino Valley Unified School District Participating VRDN:
Series XF 09 22, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000	2,000
Series XF 13 03, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,400	1,400
Del Mar Union School District Spl. Tax Participating VRDN Series XG 02 59, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	760	760
Downey Unified School District Participating VRDN Series 2021 XF 12 24, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,265	1,265
Escondido Gen. Oblig. Participating VRDN Series Floaters G 77, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,000	2,000
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	4,390	4,390
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series ZL 02 91, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	800	800
Lodi Unified School District Participating VRDN Series 2021 XG 03 22, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	235	235
Long Beach Unified School District Participating VRDN Series 2021 XF 12 52, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,095	4,095
Los Angeles County Gen. Oblig. Participating VRDN Series XF 30 05, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,300	2,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ZL 02 92, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,300	1,300
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 2018 XF 06 75, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	8,490	8,490
Series 2021 XF 12 49, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	2,100	2,100
Series 2022, 1.75% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(g)(h)	5,600	5,600
Series Floaters XF 27 24, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	12,275	12,275
Series Floaters ZM 01 17, 1.73% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	7,645	7,645
Series Floaters ZM 05 95, 1.73% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,500	2,500
Series XF 13 68, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,250	2,250
Series XF 30 11, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,800	2,800
Series XL 01 61, 1.71% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	300	300
Series ZL 02 47, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	1,940	1,940
Series ZL 03 10, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	2,705	2,705
Series ZM 04 73, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	305	305
Series ZM 04 87, 1.73% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)	1,465	1,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	4,585	4,585
Series XF 13 47, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,200	1,200
Series XM 09 84, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series MS 3403, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,975	6,975
Los Angeles Unified School District Participating VRDN Series XM 09 98, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400	2,400
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.82%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,900	1,900
Participating VRDN Series ZL 02 24, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,000	2,000
Oakland Unified School District Alameda County Participating VRDN Series ZL 02 42, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	800	800
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(g)(h)	1,200	1,200
Riverside County Trans. Commission Toll Rev. Participating VRDN:
Series 2021 XG 03 40, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	3,015	3,015
Series 2021 XG 03 41, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(g)(h)	965	965
Sacramento Area Flood Cont. Agcy.:
Bonds Series G 118, 1.82%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	800	800
Participating VRDN Series Floaters XM 04 55, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	3,900	3,900
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	8,300	8,300
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	5,255	5,255
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XX 12 15, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	4,000	4,000
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 55, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	10,210	10,210
Series MS 3330, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	5,940	5,940
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series XF 13 31, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	1,875	1,875
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 1.8% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	103,005	103,005
Series Floaters XF 07 54, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	7,880	7,880
Series Floaters XL 01 01, 1.72% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	36,285	36,285
Series Floaters XM 07 26, 1.74% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	10,575	10,575
Series XG 03 63, 1.75% 9/7/22 (Liquidity Facility Bank of America NA) (b)(c)(g)(h)	4,685	4,685
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series XG 03 72, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	1,000	1,000
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series XF 29 93, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,500	1,500
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	11,700	11,700
Sweetwater Union High School District Participating VRDN Series XM 10 14, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	2,000	2,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,360	2,360
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series XF 13 06, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,665	2,665
Series XF 13 35, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	700	700
Series XF 13 40, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	800	800
Series XG 03 66, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	4,340	4,340
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	4,650	4,650
Series Floaters XG 00 61, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	2,750	2,750
Series Floaters ZF 06 28, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,500	2,500
Series Floaters ZF 06 29, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	5,000	5,000
Series Floaters ZF 26 70, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600	1,600
Series MS 3396, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	8,805	8,805
Series XF 09 21, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(h)	2,225	2,225
Series XF 29 89, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,900	1,900
Series ZL 02 33, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	1,000	1,000
Series ZL 02 84, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	3,100	3,100
TOTAL CALIFORNIA		598,200
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.92%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)(i)	400	400
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 016, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	2,200	2,200
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	1,500	1,500
TOTAL CONNECTICUT		3,700
Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.92%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(h)(i)	600	600
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	800	800
TOTAL FLORIDA		1,400
Illinois - 0.1%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.82% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)	300	300
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	280	280
TOTAL ILLINOIS		580
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.77% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	400	400
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	400	400
TOTAL KENTUCKY		800
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 1.89% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(h)	1,800	1,800
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.82% 10/12/22 (Liquidity Facility Wells Fargo Bank NA) (b)(g)(h)	300	300
Ohio - 0.2%
Ohio Hosp. Rev. Participating VRDN Series 002, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,100	1,100
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	700	700
TOTAL OHIO		1,800
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.87%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	400	400
Texas - 0.4%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	4,900	4,900
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)(i)	400	400
Washington - 0.3%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 1.8% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	3,000	3,000
TOTAL TENDER OPTION BOND (Cost $617,680)		617,680

Other Municipal Security - 6.3%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 6.3%
California Gen. Oblig.:
Series 2022 A1:
1.88% 10/4/22, LOC Wells Fargo Bank NA, CP	2,500	2,500
1.97% 10/27/22, LOC Wells Fargo Bank NA, CP	5,800	5,800
Series 2022 A4:
1.8% 9/22/22, LOC Toronto-Dominion Bank, CP	2,000	2,000
1.99% 11/3/22, LOC Toronto-Dominion Bank, CP	6,100	6,100
Series 2022 A5, 1.87% 10/18/22, LOC U.S. Bank NA, Cincinnati, CP	7,414	7,414
Series 2022 A7, 1.87% 10/18/22, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2009 C, 5%, tender 10/18/22 (b)	675	678
Series 2017 A:
5%, tender 11/1/22 (b)	990	995
5%, tender 11/1/22 (b)	500	502
Series 2017 C, 5%, tender 11/1/22 (b)	4,215	4,239
Long Beach Hbr. Rev. Bonds Series 2020 B, 5% 5/15/23 (c)	800	814
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2022 B:
1.82% 10/20/22, LOC U.S. Bank NA, Cincinnati, CP	4,000	4,000
1.87% 10/19/22, LOC U.S. Bank NA, Cincinnati, CP	2,800	2,800
Los Angeles Dept. Arpt. Rev. Bonds:
Series 2015 D, 5% 5/15/23 (c)	1,390	1,414
Series 2017 B, 5% 5/15/23 (c)	1,000	1,017
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	11,400	11,549
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2022 A2, 1.85% 9/8/22, LOC Bank of America NA, CP	3,300	3,300
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	4,000	4,092
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A1, 1.3% 9/13/22, LOC Sumitomo Mitsui Banking Corp., CP	7,900	7,900
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2022 A, 1.43% 9/8/22, LOC MUFG Bank Ltd., CP	2,200	2,200

TOTAL OTHER MUNICIPAL SECURITY (Cost $70,714)		70,714

Investment Company - 11.3%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 1.45% (j)(k) (Cost $127,601)	127,579	127,601

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,133,960)	1,133,960
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,564)
NET ASSETS - 100.0%	1,129,396

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,708,000 or 3.2% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000,000 or 0.5% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,500
Denver City & County Arpt. Rev. Bonds Series G-114, 1.92%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	400
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.92%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	600
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/03/21	400
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	700
Sacramento Area Flood Cont. Agcy. Bonds Series G 118, 1.82%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	800
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.87%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	400
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	800
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	400
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.45%	116,408	358,934	347,741	397	-	-	127,601	7.7%
Total	116,408	358,934	347,741	397	-	-	127,601

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$1,006,359
Unaffiliated issuers (cost $1,006,359)
Fidelity Central Funds (cost $127,601)	127,601

Total Investment in Securities (cost $1,133,960)		$1,133,960
Receivable for investments sold
Regular delivery		10,000
Delayed delivery		400
Receivable for fund shares sold		262
Interest receivable		2,647
Distributions receivable from Fidelity Central Funds		187
Prepaid expenses		2
Total assets		1,147,458
Liabilities
Payable to custodian bank	$210
Payable for investments purchased on a delayed delivery basis	17,000
Payable for fund shares redeemed	306
Distributions payable	62
Accrued management fee	327
Other affiliated payables	134
Other payables and accrued expenses	23
Total Liabilities		18,062
Net Assets		$1,129,396
Net Assets consist of:
Paid in capital		$1,129,633
Total accumulated earnings (loss)		(237)
Net Assets		$1,129,396
Net Asset Value , offering price and redemption price per share ($1,129,396 ÷ 1,127,477 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$4,690
Income from Fidelity Central Funds		397
Total Income		5,087
Expenses
Management fee	$2,024
Transfer agent fees	762
Accounting fees and expenses	65
Custodian fees and expenses	6
Independent trustees' fees and expenses	2
Registration fees	17
Audit	18
Legal	2
Miscellaneous	5
Total expenses before reductions	2,901
Expense reductions	(138)
Total expenses after reductions		2,763
Net Investment income (loss)		2,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8)
Total net realized gain (loss)		(8)
Net increase in net assets resulting from operations		$2,316

Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,324	$283
Net realized gain (loss)	(8)	(103)
Net increase in net assets resulting from operations	2,316	180
Distributions to shareholders	(2,654)	(195)
Share transactions
Proceeds from sales of shares	83,013	144,669
Reinvestment of distributions	2,517	186
Cost of shares redeemed	(164,047)	(315,818)
Net increase (decrease) in net assets and shares resulting from share transactions	(78,517)	(170,963)
Total increase (decrease) in net assets	(78,855)	(170,978)

Net Assets
Beginning of period	1,208,251	1,379,229
End of period	$1,129,396	$1,208,251

Other Information
Shares
Sold	83,013	144,669
Issued in reinvestment of distributions	2,517	186
Redeemed	(164,047)	(315,818)
Net increase (decrease)	(78,517)	(170,963)

Fidelity® California Municipal Money Market Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.002	- C	.002	.009	.010	.005
Net realized and unrealized gain (loss)	- C	- C	.001	.001	- C	- C
Total from investment operations	.002	- C	.003	.010	.010	.005
Distributions from net investment income	(.002)	- C	(.002)	(.009)	(.010)	(.005)
Distributions from net realized gain	- C	- C	- C	(.001)	-	- C
Total distributions	(.002)	- C	(.003) D	(.010)	(.010)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return E,F	.23%	.02%	.26%	1.01%	1.03%	.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I	.50%	.50%	.50%	.50%	.49%
Expenses net of fee waivers, if any	.47% I	.10%	.25%	.50%	.50%	.49%
Expenses net of all reductions	.47% I	.10%	.25%	.50%	.50%	.49%
Net investment income (loss)	.40% I	.02%	.27% C	.95%	1.02%	.48%
Supplemental Data
Net assets, end of period (in millions)	$1,129	$1,208	$1,379	$1,663	$1,994	$2,557

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of California.
Effective after the close of business on September 9, 2022, the Fund was closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date, including the Fund's investment activity in the Fidelity Central Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Income and capital gains distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 1,133,960
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.
During the period, the investment adviser or its affiliates waived a portion of these fees.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Municipal Money Market Fund	.01
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Money Market Fund	40,645	46,000	-
6. Expense Reductions.
The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $128.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $10.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
9. Reorganization.
Subsequent to period end, on September 16, 2022, Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity California Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by Fidelity California Municipal Money Market Fund.   The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity California AMT Tax-Free Money Market Fund Class) of Fidelity California Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fidelity California Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio
Fidelity California Municipal Money Market Fund	1,117,559	0	1,127,846	1,125,928	1.0000

Surviving Fund	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund)	2,657,669	3,785,515

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® California Municipal Money Market Fund	.47%
Actual		$ 1,000	$ 1,002.30	$ 2.37
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.855639.115
CFS-SANN-1022
Fidelity® California AMT Tax-Free Money Market Fund
(Renamed Fidelity® California Municipal Money Market Fund effective September 16, 2022)

Semi-Annual Report
August 31, 2022

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance August 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® California AMT Tax-Free Money Market Fund	1.26%
Institutional Class	1.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2022, the most recent period shown in the table, would have been 1.31% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	75.2
8 - 30	5.7
31 - 60	13.1
61 - 90	3.5
91 - 180	0.3
> 180	2.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 14.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.3%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.79% 9/7/22, VRDN (b)	2,600	2,600
West Jefferson Indl. Dev. Series 2008, 1.79% 9/7/22, VRDN (b)	6,190	6,190
TOTAL ALABAMA		8,790
Alaska - 0.4%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 1.55% 9/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	9,200	9,200
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.77% 9/7/22, VRDN (b)	1,150	1,150
California - 12.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 C2, 1.4% 9/7/22, LOC MUFG Bank Ltd., VRDN (b)	200	200
Series 2007 D2, 1.44% 9/7/22, LOC Bank of America NA, VRDN (b)	2,100	2,100
Series 2008 C1, 1.42% 9/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,310	8,310
Series G1, 1.35% 9/7/22, LOC Bank of America NA, VRDN (b)	2,000	2,000
California Edl. Facilities Auth. Rev. (Stanford Univ. Proj.) Series L, 1.2% 9/7/22, VRDN (b)	500	500
California Gen. Oblig.:
Series 2004 A2, 0.85% 9/1/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,100	2,100
Series 2005 A2-1, 1.1% 9/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	34,515	34,515
Series 2005 B1, 1.18% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)	11,035	11,035
Series 2020 A, 1.49% 9/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	40,000	40,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.95% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,250	7,250
(Dignity Health Proj.) Series 2011 C, 1.24% 9/7/22, LOC Bank of Montreal, VRDN (b)	11,305	11,305
Series 2011 B, 1.35% 9/7/22, LOC Bank of Montreal, VRDN (b)	300	300
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.85% 9/1/22 (Chevron Corp. Guaranteed), VRDN (b)	15,250	15,250
Irvine Impt. Bond Act of 1915:
(Assessment District #97-17 Proj.) Series 1998, 0.95% 9/1/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,639	1,639
Series 2006 B, 0.95% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	900	900
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.95% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,400	1,400
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B1, 1.34% 9/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,000	3,000
Series 2001 B7, 1.34% 9/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	550	550
Series 2001 B8, 1.32% 9/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)(c)	800	800
Series 2002 A1, 0.79% 9/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	3,000	3,000
Series 2002 A3, 0.9% 9/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	5,440	5,440
Series 2021 A1, 0.85% 9/1/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,900	16,900
Series 2021 A2, 0.85% 9/1/22 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,030	3,030
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.85% 9/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,000	4,000
Series 2019 A, 0.85% 9/1/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,100	3,100
Series 2020 A, 0.8% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	1,600	1,600
Series A1, 0.8% 9/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	14,325	14,325
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.6% 9/7/22, LOC Bank of The West San Francisco, VRDN (b)	5,950	5,950
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 1.4% 9/7/22, LOC JPMorgan Chase Bank, VRDN (b)	4,285	4,285
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 1.47% 9/7/22, LOC Bank of America NA, VRDN (b)(d)	29,465	29,465
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.55% 9/7/22, LOC Bank of America NA, VRDN (b)	10,375	10,375
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 1.7% 9/7/22, LOC Bank of America NA, VRDN (b)	45,060	45,060
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2018 C, 1.26% 9/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,330	6,330
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.):
Series 2008 1, 1.4% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	14,550	14,550
Series 2008 2, 1.45% 9/7/22, LOC TD Banknorth, NA, VRDN (b)	14,000	14,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 1.24% 9/7/22, LOC Wells Fargo Bank NA, VRDN (b)	1,465	1,465
Southern California Pub. Pwr. Auth. Rev. Series 2020 3, 0.95% 9/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,500	2,500
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.68% 9/7/22, LOC Bank of America NA, VRDN (b)	525	525
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 1.38% 9/7/22, LOC Toronto-Dominion Bank, VRDN (b)	500	500
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 1.52% 9/7/22, LOC Freddie Mac, VRDN (b)	2,800	2,800
TOTAL CALIFORNIA		332,354
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.55% 9/7/22, VRDN (b)	600	600
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.69% 9/7/22, VRDN (b)	200	200
Series 2007 B, 1.69% 9/7/22, VRDN (b)	900	900
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	2,000	2,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.65% 9/7/22, VRDN (b)	2,800	2,800
TOTAL KANSAS		5,900
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.83% 9/7/22, VRDN (b)	8,735	8,735
Series 2010 B1, 1.95% 9/7/22, VRDN (b)	6,565	6,565
TOTAL LOUISIANA		15,300
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.74% 9/7/22, LOC Truist Bank, VRDN (b)	300	300
TOTAL VARIABLE RATE DEMAND NOTE (Cost $373,594)		373,594

Tender Option Bond - 50.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	500	500
California - 48.5%
Canada Unified School District Participating VRDN Series Floaters XF 26 42, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,100	8,100
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,865	4,865
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series XF 11 48, 1.76% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	8,619	8,619
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 17 XX 1045, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	16,000	16,000
Series XF 10 44, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	4,350	4,350
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	5,760	5,760
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,760	5,760
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	9,880	9,880
Series 15 XF0129, 1.7% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	5,900	5,900
Series 15 XF2161, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,440	2,440
Series 15 XF2171, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	10,400	10,400
Series 2017 XF 2414, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,000	3,000
Series Floaters G 80, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series Floaters G68, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	12,825	12,825
Series Floaters XM 06 93, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,225	2,225
Series Floaters YX 10 84, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500	3,500
Series Floaters YX 10 90, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,845	8,845
Series Floaters ZM 06 04, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,500	2,500
Series Floaters ZM 06 05, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,000	2,000
Series Floaters ZM 06 08, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,575	4,575
Series RBC G 52, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series XF 13 30, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,855	2,855
Series XF 13 51, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,655	4,655
Series XF 29 82, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	1,825	1,825
Series XG 03 68, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,315	1,315
Series ZL 02 22, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,395	2,395
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 00 07, 1.67%, tender 11/9/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	11,000	11,000
Participating VRDN:
Series 15 XF0120, 1.73% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,410	22,410
Series 16 ZF0212, 1.75% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,935	2,935
Series 17 04, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	84,580	84,580
Series 2017 XF 2048, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	8,100	8,100
Series 2017 XF 2417, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	31,450	31,450
Series 2017, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	26,535	26,535
Series BC 22 013, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,445	8,445
Series BC 22 015, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,110	6,110
Series DB 15 XF 0234, 1.75% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	10,965	10,965
Series DBE 80 11, 1.81% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	48,025	48,025
Series Floaters 013, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	22,080	22,080
Series Floaters XF 06 08, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	25,830	25,830
Series Floaters XF 06 22, 1.72% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	9,405	9,405
Series Floaters XF 06 33, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	38,580	38,580
Series Floaters XF 07 62, 1.75% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,600	4,600
Series Floaters XF 24 67, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,100	4,100
Series Floaters XF 25 95, 1.75% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,300	2,300
Series Floaters XF 26 98, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,800	4,800
Series Floaters XG 01 04, 1.72% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	500	500
Series Floaters XG 01 25, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	20,455	20,455
Series Floaters XG 01 41, 1.73% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	14,925	14,925
Series Floaters XL 00 45, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,270	5,270
Series Floaters XM 06 96, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,885	6,885
Series Floaters ZM 05 02, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	14,000	14,000
Series Floaters ZM 05 43, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
Series MIZ 91 02, 1.1% 9/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	19,590	19,590
Series MS 3389, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Series YX 11 53, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,100	7,100
Series ZM 06 17, 1.73% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
California Infrastructure and Econ. Dev. Bank Rev. Participating VRDN Series XF 29 04, 1.71% (b)(e)(f)	8,600	8,600
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,570	5,570
California Pub. Works Board Lease Rev. Participating VRDN Series YX 11 91, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	14,260	14,260
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,060	23,060
Series Floaters ZF 25 72, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,890	4,890
Series XM 10 00, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,265	3,265
Series ZL 02 31, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,330	1,330
Series ZL 02 88, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,745	6,745
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,330	6,330
1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	10,100	10,100
Series 2021 XF 11 28, 1.74% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	4,625	4,625
Central Union High School District Participating VRDN Series Floaters XF 07 59, 1.71% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,300	4,300
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,500	7,500
Series Floaters ZM 05 85, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,750	1,750
Series XF 13 44, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,300	3,300
Chino Valley Unified School District Participating VRDN Series XF 13 03, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,720	2,720
Coast Cmnty. College District Participating VRDN Series Floaters XM 06 89, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,820	4,820
Del Mar Union School District Spl. Tax Participating VRDN Series XG 02 59, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,900	1,900
Downey Unified School District Participating VRDN Series 2021 XF 12 24, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,050	3,050
Eastern Muni. Wtr. District Fing. Auth. Participating VRDN Series Floaters XF 24 48, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,400	2,400
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,150	9,150
Elk Grove Unified School District Participating VRDN Series Floaters XG 01 27, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,100	2,100
Escondido Gen. Oblig. Participating VRDN Series Floaters G 77, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,375	5,375
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,535	5,535
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,935	7,935
Fresno Unified School District Participating VRDN:
Series Floaters 05 75, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,150	2,150
Series Floaters XF 07 70, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,000	10,000
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.75% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,270	4,270
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XG 01 88, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000	4,000
Series ZL 02 91, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,900	1,900
Hartnell Cmnty. College District Gen. Oblig. Participating VRDN Series Floaters XF 05 87, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	500	500
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
Independent Cities Calif Fin. A Participating VRDN Series XL 01 12, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,100	2,100
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,225	3,225
Long Beach Unified School District Participating VRDN Series 2021 XF 12 52, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,690	6,690
Los Angeles Cmnty. College District Participating VRDN Series Floaters XF 27 74, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,750	3,750
Los Angeles County Facilities, Inc. Participating VRDN Series XM 07 50, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,000	6,000
Los Angeles County Gen. Oblig. Participating VRDN Series XF 30 05, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,200	5,200
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series 2021 XF 12 38, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,130	1,130
Series ZL 02 92, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,020	3,020
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN:
Series XL 02 30, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,080	2,080
Series YX 11 55, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,960	9,960
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XF 07 32, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,600	4,600
Series Floaters XF 25 62, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	3,665	3,665
Series Floaters XL 00 96, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000	3,000
Series MS 3345, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,540	2,540
Series XF 13 47, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,680	2,680
Series XM 09 84, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,330	7,330
Series YX 11 43, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200	1,200
Series ZL 02 85, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,890	5,890
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series Floaters XG 01 21, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,500	6,500
Series Floaters ZM 04 68, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,415	7,415
Los Angeles Unified School District Participating VRDN:
Series Floaters XM 07 03, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,000	8,000
Series Floaters YX 10 87, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,750	3,750
Series Floaters ZM 05 91, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,440	8,440
Series Floaters ZM 05 92, 1.7% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,725	3,725
Series XM 09 98, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,100	5,100
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.82%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,100	3,100
Participating VRDN:
Series 15 ZF0243, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,430	5,430
Series 2015 ZF 0242, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,100	2,100
Series ROC II R 14059, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	6,000	6,000
Series XG 03 67, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,335	1,335
Series ZL 02 24, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000	4,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.71% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,400	6,400
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	6,315	6,315
Mount San Antonio Cmnty. College Participating VRDN Series Floaters XF 07 53, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000	4,000
Norwalk-Mirada Unified School District Participating VRDN Series XM 08 10, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,990	4,990
Oakland Gen. Oblig. Participating VRDN Series RBC G 61, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,650	6,650
Oakland Unified School District Alameda County Participating VRDN Series ZL 02 42, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,600	1,600
Palomar Cmnty. College District Participating VRDN Series Floaters XF 25 65, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	8,645	8,645
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN Series Floaters ZF 27 44, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	6,905	6,905
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 27 52, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,200	6,200
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.72% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	3,825	3,825
Riverside County Trans. Commission Toll Rev. Participating VRDN:
Series 2021 XG 03 40, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,400	2,400
Series 2021 XG 03 41, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,245	7,245
Sacramento Area Flood Cont. Agcy.:
Bonds Series G 118, 1.82%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,490	1,490
Participating VRDN:
Series Floaters XM 04 55, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	1,100	1,100
Series Floaters ZM 04 57, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,330	6,330
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	18,365	18,365
Sacramento City Unified School District Participating VRDN Series XG 03 93, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,400	2,400
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	100	100
San Diego Unified School District Participating VRDN:
Series Floaters XF 07 00, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000	4,000
Series Floaters XF 07 55, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	20,065	20,065
Series RBC G 51, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000	2,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	2,500	2,500
Series floaters XX 10 51, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,330	3,330
Series XG 03 81, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,150	2,150
Series XL 02 15, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,580	4,580
Series ZM 06 43, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,655	2,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	3,865	3,865
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series XG 03 72, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,135	2,135
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN:
Series Floaters XF 06 07, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,330	4,330
Series XF 29 93, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,180	3,180
Santa Clara County Fing. Auth. Lease Rev. Participating VRDN Series ZF 28 20, 1.7% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	8,575	8,575
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series 15 XF2169, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	4,800	4,800
Series Floaters ZF 06 30, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,000	5,000
Selma Calif Unified School District Participating VRDN Series XG 02 80, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,960	3,960
Southwestern Cmnty. College District Gen. Oblig. Participating VRDN Series Floaters XF 27 26, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,250	3,250
Sweetwater Union High School District Participating VRDN Series XM 10 14, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,325	4,325
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,380	8,380
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2018 Floaters XX 10 92, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,225	2,225
Series Floaters YX 10 97, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,030	6,030
Series XF 13 35, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,550	1,550
Series XF 13 40, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,700	1,700
Series XG 03 66, 1.7% 9/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,240	6,240
Series XX 12 01, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,500	7,500
Series YX 12 05, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,020	7,020
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,110	7,110
Series 2015 ZF0186, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,500	2,500
Series Floaters XF 05 24, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	9,075	9,075
Series Floaters XF 06 32, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,985	5,985
Series Floaters XG 00 61, 1.73% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	2,600	2,600
Series Floaters XM 04 34, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,500	7,500
Series Floaters XM 07 04, 1.69% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	26,930	26,930
Series Floaters YX 10 98, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,100	1,100
Series Floaters ZF 06 27, 1.7% 9/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,500	2,500
Series XF 13 07, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,840	2,840
Series XF 27 45, 1.7% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,900	9,900
Series XF 29 89, 1.7% 9/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,800	3,800
Series XX 12 13, 1.7% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,000	6,000
Series ZL 02 84, 1.7% 9/7/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,900	6,900
Whittier Health Facilities Rev. Participating VRDN Series Floaters CTFS 030, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	18,865	18,865
TOTAL CALIFORNIA		1,273,359
Colorado - 0.4%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 004, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,000	11,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,355	2,355
Series Floaters 016, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,900	4,900
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	2,650	2,650
Participating VRDN Series ROC II R 14073, 1.73% 9/7/22 (Liquidity Facility Citibank NA) (b)(e)(f)	700	700
TOTAL CONNECTICUT		10,605
Florida - 0.2%
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XG 02 81, 1.71% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	900	900
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 1.79% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	700	700
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XG 03 70, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,860	1,860
Series XM 07 82, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 1.74% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	800	800
Series XM 08 68, 1.82% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	500	500
TOTAL FLORIDA		5,560
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	700	700
Illinois - 0.2%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.82% 9/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	700	700
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,470	4,470
Portofino Landings Cmnty. Dev. D Participating VRDN Series XM 09 38, 1.72% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	300	300
TOTAL ILLINOIS		5,470
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.77% 9/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	1,700	1,700
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	500	500
TOTAL KENTUCKY		2,200
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,300	1,300
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	400	400
New York - 0.0%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 1.82% 10/12/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	700	700
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.77% 9/7/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	400	400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,090	1,090
Ohio Hosp. Rev. Participating VRDN Series 002, 1.82% 10/12/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,700	2,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	1,100	1,100
TOTAL OHIO		5,290
Pennsylvania - 0.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters YX 10 49, 1.75% 9/7/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,595	1,595
South Carolina - 0.1%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.87%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	800	800
Texas - 0.1%
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 1.77% 9/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,925	1,925
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(g)	700	700
TOTAL TENDER OPTION BOND (Cost $1,322,104)		1,322,104

Other Municipal Security - 19.5%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 19.5%
California Edl. Facilities Auth. Rev. Bonds Series 2022 S3:
1.35% tender 9/22/22, CP mode	38,600	38,600
1.35% tender 9/22/22, CP mode	1,700	1,700
California Gen. Oblig.:
Bonds:
Series 2011, 5% 10/1/22	1,000	1,002
Series 2019, 5% 10/1/22	12,400	12,436
Series 2020, 5% 10/1/22	1,885	1,890
Series 2002 A3, 1.4% 9/13/22, LOC UBS AG, CP	17,500	17,500
Series 2022 A1:
1.88% 10/4/22, LOC Wells Fargo Bank NA, CP	5,635	5,635
1.97% 10/27/22, LOC Wells Fargo Bank NA, CP	13,200	13,200
Series 2022 A2, 1.13% 9/15/22, LOC Royal Bank of Canada, CP	10,000	10,000
Series 2022 A4:
1.8% 9/22/22, LOC Toronto-Dominion Bank, CP	8,000	8,000
1.99% 11/3/22, LOC Toronto-Dominion Bank, CP	13,900	13,900
Series 2022 A7, 1.87% 10/18/22, LOC State Street Bank & Trust Co., Boston, CP	19,600	19,600
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 1.35%, tender 9/8/22 (b)	14,000	14,000
Series 2009 C, 5%, tender 10/18/22 (b)	610	613
Series 2009 D, 1.7%, tender 10/18/22 (b)	1,305	1,305
Series 2017 A:
5%, tender 11/1/22 (b)	2,000	2,010
5%, tender 11/1/22 (b)	1,285	1,291
Series 2017 C, 5%, tender 11/1/22 (b)	10,830	10,894
California Pub. Works Board Lease Rev. Bonds Series 2014 A, 5% 9/1/22	1,000	1,000
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2022 A1:
1.12% 9/1/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	19,000	19,000
1.4% 10/5/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,000	2,000
Series 2022 A2:
1.78% 10/5/22 (Liquidity Facility Bank of America NA), CP	14,300	14,300
1.85% 11/8/22 (Liquidity Facility Bank of America NA), CP	8,000	8,000
1.9% 11/8/22 (Liquidity Facility Bank of America NA), CP	4,000	4,000
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2022 B:
1.82% 10/20/22, LOC U.S. Bank NA, Cincinnati, CP	9,000	9,000
1.87% 10/19/22, LOC U.S. Bank NA, Cincinnati, CP	6,200	6,200
Los Angeles County Gen. Oblig. Series 2022 D, 1.58% 9/7/22, LOC State Street Bank & Trust Co., Boston, CP	26,650	26,650
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2022 ATE, 1.95% 11/15/22, LOC Bank of America NA, CP	3,000	3,000
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2022 G, 5% 12/1/22	1,000	1,007
Los Angeles Gen. Oblig. TRAN Series 2022, 4% 6/29/23	25,500	25,834
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2022 A1, 1.88% 10/13/22, LOC BMO Harris Bank NA, CP	14,500	14,500
Series 2022 A2:
1.85% 9/8/22, LOC Bank of America NA, CP	7,200	7,200
1.86% 10/13/22, LOC Bank of America NA, CP	2,200	2,200
Series 2022 A3:
1.87% 10/13/22, LOC U.S. Bank NA, Cincinnati, CP	6,000	6,000
1.89% 10/13/22, LOC U.S. Bank NA, Cincinnati, CP	11,000	11,000
Los Angeles Unified School District Bonds Series A, 5% 7/1/23	6,000	6,138
Riverside County Gen. Oblig. TRAN Series 2022, 5% 6/30/23	9,000	9,208
Sacramento Muni. Util. District Elec. Rev. Series 2022 M1, 1.95% 11/3/22, LOC Bank of America NA, CP	17,000	17,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2022 B, 1.25% 9/1/22, LOC Bank of America NA, CP	3,550	3,550
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2022 B4, 1.25% 10/4/22, LOC U.S. Bank NA, Cincinnati, CP	4,080	4,080
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series 2022 A1:
1.3% 9/13/22, LOC Sumitomo Mitsui Banking Corp., CP	18,119	18,119
1.58% 9/7/22, LOC Sumitomo Mitsui Banking Corp., CP	10,080	10,080
Series 2022 A2:
1.67% 10/5/22, LOC Bank of America NA, CP	26,500	26,500
1.82% 10/4/22, LOC Sumitomo Mitsui Banking Corp., CP	20,000	20,000
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2022 A:
1.18% 9/8/22, LOC MUFG Bank Ltd., CP	17,530	17,530
1.43% 9/8/22, LOC MUFG Bank Ltd., CP	5,000	5,000
1.57% 9/8/22, LOC MUFG Bank Ltd., CP	11,400	11,400
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (b)	10,000	10,191
Walnut Energy Ctr. Auth. Rev. Series 2022 B, 1.65% 11/3/22, LOC Wells Fargo Bank NA, CP	19,331	19,331
TOTAL CALIFORNIA		512,594
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.92%, tender 3/29/23 (b)(h)	200	200
TOTAL OTHER MUNICIPAL SECURITY (Cost $512,794)		512,794

Investment Company - 14.5%
	Shares	Value ($) (000s)
Fidelity Tax-Free Cash Central Fund 1.35% (i)(j) (Cost $380,647)	380,542	380,647

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $2,589,139)	2,589,139
NET OTHER ASSETS (LIABILITIES) - 1.4%	37,398
NET ASSETS - 100.0%	2,626,537

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	A portion of the security sold on a delayed delivery basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,540,000 or 0.3% of net assets.

(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.87%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	1,300
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.85%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	2,650
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.87%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/03/21	500
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.87%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	1,100
Sacramento Area Flood Cont. Agcy. Bonds Series G 118, 1.82%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,490
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.87%, tender 4/3/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	800
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.87%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	700
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.35%	126,140	946,351	691,844	1,131	-	-	380,647	15.3%
Total	126,140	946,351	691,844	1,131	-	-	380,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		August 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$2,208,492
Unaffiliated issuers (cost $2,208,492)
Fidelity Central Funds (cost $380,647)	380,647

Total Investment in Securities (cost $2,589,139)		$2,589,139
Cash		476
Receivable for investments sold
Regular delivery		10,000
Delayed delivery		17,000
Receivable for fund shares sold		21,997
Interest receivable		6,086
Distributions receivable from Fidelity Central Funds		476
Receivable from investment adviser for expense reductions		78
Other receivables		3
Total assets		2,645,255
Liabilities
Payable for investments purchased
Regular delivery	$1,301
Delayed delivery	800
Payable for fund shares redeemed	15,722
Distributions payable	349
Accrued management fee	421
Other affiliated payables	125
Total Liabilities		18,718
Net Assets		$2,626,537
Net Assets consist of:
Paid in capital		$2,626,341
Total accumulated earnings (loss)		196
Net Assets		$2,626,537

Net Asset Value and Maximum Offering Price
Fidelity California AMT Tax-Free Money Market Fund :
Net Asset Value , offering price and redemption price per share ($499,860 ÷ 499,472 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($2,126,677 ÷ 2,124,977 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended August 31, 2022 (Unaudited)
Investment Income
Interest		$9,244
Income from Fidelity Central Funds		1,131
Total Income		10,375
Expenses
Management fee	$2,400
Transfer agent fees	719
Independent trustees' fees and expenses	3
Total expenses before reductions	3,122
Expense reductions	(477)
Total expenses after reductions		2,645
Net Investment income (loss)		7,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39
Total net realized gain (loss)		39
Net increase in net assets resulting from operations		$7,769

Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2022 (Unaudited)	Year ended February 28, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,730	$229
Net realized gain (loss)	39	582
Net increase in net assets resulting from operations	7,769	811
Distributions to shareholders	(7,730)	(229)
Share transactions - net increase (decrease)	657,495	(509,898)
Total increase (decrease) in net assets	657,534	(509,316)

Net Assets
Beginning of period	1,969,003	2,478,319
End of period	$2,626,537	$1,969,003

Fidelity® California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.003	- C	.002	.011	.012	.006
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.003	- C	.002	.011	.012	.006
Distributions from net investment income	(.003)	- C	(.002)	(.011)	(.012)	(.006)
Distributions from net realized gain	-	-	- C	- C	- C	- C
Total distributions	(.003)	- C	(.002)	(.011)	(.012)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.27%	.01%	.22%	1.06%	1.19%	.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% H	.09%	.22%	.30%	.30%	.30%
Expenses net of all reductions	.30% H	.09%	.22%	.30%	.30%	.30%
Net investment income (loss)	.56% H	.01%	.25%	1.04%	1.19%	.66%
Supplemental Data
Net assets, end of period (in millions)	$500	$446	$513	$675	$686	$465

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Fidelity® California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31, 2022	Years ended February 28, 2022	2021	2020 A	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.003	- C	.003	.012	.013	.007
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.003	- C	.003	.012	.013	.007
Distributions from net investment income	(.003)	- C	(.003)	(.012)	(.013)	(.007)
Distributions from net realized gain	-	-	- C	- C	- C	- C
Total distributions	(.003)	- C	(.003)	(.012)	(.013)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.32%	.01%	.26%	1.16%	1.29%	.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% H	.09%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.20% H	.09%	.18%	.20%	.20%	.20%
Net investment income (loss)	.66% H	.01%	.29%	1.14%	1.29%	.76%
Supplemental Data
Net assets, end of period (in millions)	$2,127	$1,523	$1,963	$3,527	$2,775	$1,719

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.0005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Notes to Financial Statements   (Unaudited)
For the period ended August 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market and Institutional Class shares, each of which has equal rights as to assets and voting privileges. In July 2022, the Board of Trustees approved a plan of liquidation for Service Class of the Fund; and Service Class was liquidated on August 12, 2022. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.
In July 2022, the Board of Trustees approved a change in the name of Fidelity California AMT Tax-Free Money Market Fund to Fidelity California Municipal Money Market Fund. In addition, the California AMT Tax-Free Money Market class of shares were renamed Premium Class. These changes were effective September 16, 2022.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:
Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 2,589,139
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.
In addition, under the expense contract, the investment adviser pays class-level expenses for Fidelity California AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:
	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$- A	$- A
A   Amount represents less than five hundred dollars.
During the period, the investment adviser or its affiliates waived a portion of these fees.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:
Amount
Fidelity California AMT Tax-Free Money Market Fund	$ 236
Institutional Class	483
$ 719
During the period, the investment adviser or its affiliates waived a portion of these fees.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California AMT Tax-Free Money Market Fund	106,420	22,440	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $468 and an amount of less than five hundred dollars, respectively.
Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:
Fidelity California AMT Tax-Free Money Market Fund	$5
Service Class	$- A
A   Amount represents less than five hundred dollars.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended August 31, 2022	Year ended February 28, 2022
Fidelity California AMT Tax-Free Money Market Fund
Distributions to shareholders
Fidelity California AMT Tax-Free Money Market Fund	$ 1,303	$47
Institutional Class	6,427	182
Service Class	- A	- A
Total	$ 7,730	$ 229
A   Amount represents less than five hundred dollars.
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2022	Year ended February 28, 2022	Six months ended August 31, 2022	Year ended February 28, 2022
Fidelity California AMT Tax-Free Money Market Fund
Shares sold	187,345	161,634	$ 187,345	$ 161,634
Reinvestment of distributions	1,145	41	1,145	41
Shares redeemed	(134,424)	(229,403)	(134,424)	(229,403)
Net increase (decrease)	54,066	(67,728)	$ 54,066	$ (67,728)
Institutional Class
Shares sold	1,906,421	736,844	$ 1,906,421	$ 736,844
Reinvestment of distributions	5,682	164	5,682	164
Shares redeemed	(1,308,652)	(1,177,686)	(1,308,652)	(1,177,686)
Net increase (decrease)	603,451	(440,678)	$ 603,451	$ (440,678)
Service Class
Shares sold	6	- A	$ 6	$ - B
Shares redeemed	(28)	(1,492)	(28)	(1,492)
Net increase (decrease)	(22)	(1,492)	$ (22)	$ (1,492)
A   Amount represents less than five hundred shares.
B   Amount represents less than five hundred dollars.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
10. Reorganization.
Subsequent to period end, on September 16, 2022, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity California Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board").   The securities held by the Target Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity California AMT Tax-Free Money Market Fund Class) of the Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.   The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity California Municipal Money Market Fund	1,117,559	0	1,127,846	1,125,928	1.0000
Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund)	2,657,669	3,785,515

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022
Fidelity® California AMT Tax-Free Money Market Fund
Fidelity® California AMT Tax-Free Money Market Fund	.30%
Actual		$ 1,000	$ 1,002.70	$ 1.51
Hypothetical- B		$ 1,000	$ 1,023.69	$ 1.53
Institutional Class	.20%
Actual		$ 1,000	$ 1,003.20	$ 1.01
Hypothetical- B		$ 1,000	$ 1,024.20	$ 1.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.855636.115
SCM-SANN-1022

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022